Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 28, 2013	Feb. 14, 2014 Common Stock	Feb. 14, 2014 Class B Common Stock
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES INC
Entity Central Index Key	0000098677
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 718,457,000
Entity Common Stock, Shares Outstanding			36,790,243	22,253,125
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY